LOANS (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Financing Receivable, Recorded Investment [Line Items]
TDRs, Number of Loans	7
Residential Real Estate One To Four Family [Member] | Troubled Debt Restructuring [Member]
Financing Receivable, Recorded Investment [Line Items]
TDRs, Number of Loans	39	33
TDRs, Pre Modification Outstanding Recorded Investment	$ 2,230	$ 3,115
TDRs, Post Modification Outstanding Recorded Investment	1,997	3,123
Residential Real Estate One To Four Family [Member] | Troubled Debt Restructuring [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Modifications, Recorded Investment	1,621	827
Residential Real Estate One To Four Family [Member] | Troubled Debt Restructuring [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Modifications, Recorded Investment	$ 376	$ 2,043